Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Expenses

4. Accrued Expenses

Accrued expenses consisted of the following:

	March 31, 2014	December 31, 2013
Accrued clinical trial costs	$117	$803
Accrued payroll and related benefits	215	656
Accrued professional fees	538	290
Accrued research collaboration expense	—	1,015
Accrued other expenses	430	575

	$1,300	$3,339

14.	Accrued Expenses

Accrued expenses consist of the following:

	As of December 31,
	2013	2012
Accrued clinical trial costs	$803	$1,535
Accrued payroll and related benefits	656	1,696
Accrued professional fees	290	179
Accrued research collaboration expense	1,015	515
Accrued other expenses	575	916

	$3,339	$4,841